Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Income Taxes [Line Items]
Income tax expenses	438	2,146	5,635
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	186,977	190,252	182,656	186,977
Dividend withholding taxes	12,487
Expired operating loss carry forwards	3,280	7,028	43,824	3,280
Income taxes affected by expired operating loss carry forward	585	1,241	7,010
Without the tax exemption and preferential tax rates, decreased in income tax expense	99	94	413
Without the tax exemption and preferential tax rates, decrease in basic and diluted earnings per share	0.00	0.00	0.00
Unrecognized tax benefits	0	0	0	0
Expire from 2015 through 2019
Income Taxes [Line Items]
Expired operating loss carry forwards	24,765			24,765
Operating loss carry forwards, expiration period	2015 through 2019
HONG KONG
Income Taxes [Line Items]
Income tax expenses	0	0	0
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Income Taxes [Line Items]
Unified statutory income tax rate under new EIT law				15.00%
Preferential income tax rate	15.00%	15.00%	15.00%
HNTE
Income Taxes [Line Items]
Preferential income tax rate	15.00%